UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22727

 NAME OF REGISTRANT:                     Cushing MLP Infrastructure
                                         Fund I



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 8117 Preston Road
                                         Suite 440
                                         Dallas, TX 75225

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Cushing Asset Management
                                         LP
                                         8117 Preston Road
                                         Suite 440
                                         Dallas, TX 75225

 REGISTRANT'S TELEPHONE NUMBER:          214-692-6334

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


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The Fund is a feeder fund in a master/feeder structure and as such holds shares of the Cushing MLP Infrastructure
Master Fund.  Voting records for the master portfolio in which the Fund invests can be found on the
SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of the Cushing MLP Infrastructure
Master Fund (CIK# 0001646350, File Number 811-23069, Filing Date 08/02/2017).
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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cushing MLP Infrastructure Fund I
By (Signature)       /s/ Jerry V Swank
Name                 Jerry V Swank
Title                President
Date                 08/02/2017